UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  September 30, 2012
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
							[   ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name:		Longer Investments Inc.
Address:		P. O. Box 1269
        Fayetteville, AR 72702
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim M. Cooper
Title:		Chief Compliance Officer
Phone:		(479) 443-5851

Signature,	Place,				Date of Signing:

        Fayetteville, Arkansas	10/09/12

Report Type:	[   ] 	13F Holdings Report
			[   ]	13F Notice
			[ X ] 	13F Combination

List of Other Managers Reporting for this Manager:  None


FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:		None
Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$112,059

List of Other Included Managers:		None







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FORM 13F INFORMATION TABLE












TITLE

VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
OF CLASS
CUSIP
(x $1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
A T & T
COM
00206R102
2,672
70,875
SH

SOLE

70,875


Allergan Inc.
COM
018490102
1,758
19,200
SH

SOLE

19,200


American Electric Power Co., Inc.
COM
025537101
1,852
42,145
SH

SOLE

42,145


AstraZeneca PLC
SPON ADR
046353108
1,626
33,975
SH

SOLE

33,975


BCE, Inc.
COM
05534B760
2,760
62,803
SH

SOLE

62,803


Bank of Novia Scotia
COM
064149107
2,270
41,400
SH

SOLE

41,400


Barclays BK PLC
IPTH S&P VIX
NEW
06740C261
180
20,000
SH

SOLE

20,000


Baxter Intl Inc
COM
071813109
1,677
27,825
SH

SOLE

27,825


Boardwalk Pipeline Partners LP
UT LTD PARTNER
096627104
1,911
68,480
SH

SOLE

68,480


Chevron Corp.
COM
166764100
3,710
31,833
SH

SOLE

31,833


Cisco Systems, Inc.
COM
17275R102
1,758
92,055
SH

SOLE

92,055


Guggenheim Multi-Asset Income
GUGG MULTI
ASSET
18383M506
10,068
450,655
SH

SOLE

450,655


Coca-Cola
COM
191216100
1,613
42,520
SH

SOLE

42,520


ConocoPhillips
COM
20825C104
3,309
57,865
SH

SOLE

57,865


Emerson Electric Co.
COM
291011104
1,533
31,755
SH

SOLE

31,755


GAMCO Global Gold Nat Res &
COM SH BEN INT
36465A109
2,024
140,590
SH

SOLE

140,590


General Electric
COM
369604103
3,461
152,390
SH

SOLE

152,390


Intel Corp.
COM
458140100
2,624
115,825
SH

SOLE

115,825


International Business Machines
COM
459200101
1,915
9,230
SH

SOLE

9,230


iShares MSCI Japan
MSCI JAPAN
464286848
275
30,000
SH

SOLE

30,000


iShares DJ Select Dividend
DJ SEL DIV INX
464287168
8,970
155,505
SH

SOLE

155,505


iShares iBoxx Inv Grd Corp Bond
IBOXX INV CPBD
464287242
14,426
118,473
SH

SOLE

118,473


iShares Barclays 20+ Yr T-Bond
BARCLYS 20+ YR
464287432
4,214
33,925
SH

SOLE

33,925


iShares Barclays 7-10 Yr T-Bond
BARCLYS 7-10 YR
464287440
5,005
46,145
SH

SOLE

46,145


iShares S&P Europe 350 Index
S&P EURO PLUS
464287861
311
8,520
SH

SOLE

8,520


JP Morgan Chase
COM
46625H100
2,210
54,590
SH

SOLE

54,590


Johnson & Johnson
COM
478160104
2,427
35,225
SH

SOLE

35,225


Kinder Morgan Energy Partners
UT LTD PARTNER
494550106
3,395
41,155
SH

SOLE

41,155


Lilly Eli & Co.
COM
532457108
1,853
39,090
SH

SOLE

39,090


Merck & Co. Inc.
COM
58933Y105
1,646
36,495
SH

SOLE

36,495


Microsoft Corp.
COM
594918104
3,066
103,020
SH

SOLE

103,020


Northern Trust Corp
COM
665859104
2,050
44,165
SH

SOLE

44,165


Oracle Corp.
COM
68389X105
1,419
45,095
SH

SOLE

45,095


Pfizer Inc.
COM
717081103
1,692
68,085
SH

SOLE

68,085


Procter & Gamble Co.
COM
742718109
3,056
44,060
SH

SOLE

44,060


Southwestern Energy
COM
845467109
1,559
44,835
SH

SOLE

44,835


Utilities Select Sector SPDR Fund
SBI INT-UTILS
81369Y886
2,802
77,010
SH

SOLE

77,010


Wal-Mart Stores Inc.
COM
931142103
2,962
40,136
SH

SOLE

40,136


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